Cash, Restricted Cash and Investments - Schedule of Cash and Restricted Cash (Parenthetical) (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Line Items]
Cash	$ 455	$ 582	$ 953